Lease - Summary of Minimum Lease Payments Expected to be Collected (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
Year ending December 31, 2022	¥ 116,332	$ 18,255
Year ending December 31, 2023	222,606	34,932
Year ending December 31, 2024	216,924	34,040
Year ending December 31, 2025	227,801	35,747
Year ending December 31, 2026 and thereafter	841,633	132,071
Total	¥ 1,625,296	$ 255,045